CREDIT AND LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2024
Credit And Loans From Banks [Abstract]
Disclosure of credit and loans from banks
	December 31,
	2024	2023
	US Dollars in thousands
Total bank loans	22,583	1,428
Less - current maturities	(3,978)	(1,101)
Total long-term bank loans	18,605	327